Risk management	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Risk management

27.	Risk management

The Company presents a sensitivity analysis of factors relating to its corporate risk management process. The possible and remote scenarios are related to events with low and very low probability of occurrence, respectively. The period of application of the sensitivity analysis is one year, except for operations with commodity derivatives, for which a three-month period is applied, due to the short-term nature of these transactions.

27.1.	Derivative financial instruments

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of June 30, 2023 , as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	06.30.2023	12.31.2022	06.30.2023	12.31.2022
Derivatives not designated for hedge accounting
Future contracts - total (1)	1,809	683	(12)	(40)
Long position/Crude oil and oil products	10,380	9,058	−	-	2023
Short position/Crude oil and oil products	(8,571)	(8,375)	−	-	2023
Swap (2)					−
Short position/ Soybean oil	(10)	(3)	(2)	−	2023
Forward contracts (3)
Short position/Foreign currency forwards (BRL/USD)	(9)	−	−	-	2023
Swap (3)		-		−
Swap - CDI X IPCA	R$ 3,008	R$ 3,008	61	(16)	2029/2034
Foreign currency / Cross-currency Swap	US$ 729	US$ 729	(20)	(64)	2024/2029
Total recognized in the Statement of Financial Position			27	(120)

(1)	Notional value in thousands of bbl.
(2)	Notional value in thousands of tons.
(3)	Amounts in US$ and R$ are presented in million.

	Gains/ (losses) recognized in the statement of income
	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Commodity derivatives
Other commodity derivative transactions - Note 27.2 (a)	69	(222)	(10)	(169)
Recognized in Other Income and Expenses	69	(222)	(10)	(169)
Currency derivatives
Swap Pounds Sterling x Dollar	−	(156)	−	(126)
Swap CDI x Dollar - Note 27.3 (b)	78	147	62	(22)
Others	−	−	1	−
	78	(9)	63	(148)
Interest rate derivatives
Swap - CDI X IPCA	47	(16)	40	(15)
	47	(16)	40	(15)
Cash flow hedge on exports -Note 27.3 (a)	(2,232)	(2,488)	(1,078)	(1,108)
Recognized in Net finance income (expense)	(2,107)	(2,513)	(975)	(1,271)
Total	(2,038)	(2,735)	(985)	(1,440)

	Gains/ (losses) recognized in other comprehensive income
	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Cash flow hedge on exports - Note 26.3 (a)	7,104	7,561	4,482	(5,415)

	Guarantees given as collateral
	06.30.2023	12.31.2022
Commodity derivatives	52	96
Total	52	96

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of June 30, 2023 is set out as follows:

Financial Instruments	Risk	Probable Scenario	Reasonably possible scenario	Remote Scenario
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(92)	(184)
Future and forward contracts	Soybean oil - price changes	-	(3)	(5)
Forward contracts	Foreign currency - depreciation BRL x USD	-	(1)	(1)
		−	(96)	(190)

The probable scenario uses market references, used in pricing models for oil, oil products and natural gas markets, and takes into account the closing price of the asset on June 30, 2023. Therefore, no variation is considered arising from outstanding operations in this scenario. The reasonably possible and remote scenarios reflect the potential effects on the statement of income from outstanding transactions, considering a variation in the closing price of 20% and 40%, respectively. To simulate the most unfavorable scenarios, the variation was applied to each asset according to open transactions: price decrease for long positions and increase for short positions.

27.2.	Risk management of products prices

The Company is usually exposed to commodity price cycles, although it may use derivative instruments to hedge exposures related to prices of products purchased and sold to fulfill operational needs and in specific circumstances depending on business environment analysis and assessment of whether the targets of the Strategic Plan are being met.

a)	Other commodity derivative transactions

Petrobras, by use of its assets, positions and market knowledge from its operations in Brazil and abroad, occasionally seeks to optimize some of its commercial operations in the international market, with the use of commodity derivatives to manage price risk.

27.3.	Foreign exchange risk management
a)	Cash Flow Hedge involving the Company’s future exports

The carrying amounts, the fair value as of June 30, 2023, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 4,8192 exchange rate are set out below:

		Present value of hedging instrument notional value at 06.30.2023
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2023 to June 2033	65,472	315,523

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2022	62,119	324,121
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	15,874	80,388
Exports affecting the statement of income	(3,547)	(18,145)
Principal repayments / amortization	(8,974)	(45,515)
Foreign exchange variation	-	(25,326)
Amounts designated as of June 30, 2023	65,472	315,523
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2023	79,394	382,618

In the six-month period ended June 30, 2023, the Company recognized a US$ 228 gain within foreign exchange gains (losses) due to ineffectiveness (a US$ 83 loss in the same period of 2022).

The average ratio of future exports for which cash flow hedge accounting was designated to the highly probable future exports is 54.5%.

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of June 30, 2023 is set out below:

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2022	(26,527)	9,020	(17,507)
Recognized in Other comprehensive income	4,872	(1,657)	3,215
Reclassified to the statement of income - occurred exports	2,232	(760)	1,472
Balance at June 30, 2023	(19,423)	6,603	(12,820)

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2021	(36,621)	12,452	(24,169)
Recognized in Other comprehensive income	5,073	(1,725)	3,348
Reclassified to the statement of income - occurred exports	2,488	(846)	1,642
Balance at June 30, 2022	(29,060)	9,881	(19,179)

Additional hedging relationships may be revoked or additional reclassification adjustments from equity to the statement of income may occur as a result of changes in forecasted export prices and export volumes following a revision of the Company’s strategic plan. Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in the Strategic Plan 2023-2027, would not indicate a reclassification from equity to the statement of income.

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of June 30, 2023 is set out below:

	2023	2024	2025	2026	2027	2028	2029 a 2033	Total
Expected realization	(4,017)	(6,516)	(3,572)	(2,549)	(3,190)	(1,681)	2,101	(19,424)

b)	Information on ongoing contracts

As of June 30, 2023, the Company has outstanding swap contracts - IPCA x CDI and CDI x Dollar.

Swap contracts – IPCA x CDI and CDI x Dollar

In September 2019, Petrobras contracted a cross currency swap aiming to protect against exposure arising from the 7th issuance of debentures, settled on October 9, 2019, for the total notional amount of US$ 367 for IPCA x CDI operations, maturing in September 2029 and September 2034, and US$ 240 for CDI x U.S. Dollar operations, maturing in September 2024 and September 2029.

In July 2022, the Company approved a repurchase plan for these debentures, to hold them in treasury or resell them. At June 30, 2023, only an immaterial amount of this debt had been effectively repurchased. Thus, the position in this swap remains unchanged.

Changes in interest rate forward curves (CDI interest rate) may affect the Company's results, due to the market value of these swap contracts. In preparing a sensitivity analysis for these curves, a parallel shock on this curve was estimated based on the average maturity of these swap contracts, in the scope of the Company’s Risk Management Policy. For possible and remote scenarios, the effects of 40% (400 b.p.) and 80% (800 b.p.) variations, respectively, on the interest rate forward curves were estimated. The effects of this sensitivity analysis, keeping all other variables remaining constant, are shown in the following table:

	Possible Result	Remote Result
SWAP Exchange rate (IPCA x USD)	(10)	(19)

The methodology used to calculate the fair value of this swap operation consists of calculating the future value of the operations, using rates agreed in each contract and the projections of the forward curves, IPCA coupon and foreign exchange coupon, discounting to present value using the risk-free rate. Curves are obtained from Bloomberg based on forward contracts traded in stock exchanges.

The mark-to-market is adjusted to the credit risk of the financial institutions, which is not relevant in terms of financial volume, since the Company deals in contracts with highly rated banks.

c)	Sensitivity analysis for foreign exchange risk on financial instruments

A sensitivity analysis is set out below, showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with reasonably possible and remote scenarios (20% and 40% changes in the foreign exchange rates prevailing on June 30, 2023, respectively), except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies. This analysis only covers the exchange rate variation and maintains all other variables constant.

Risk	Financial Instruments	Exposure at 06.30.2023	Probable Scenario (1)	Reasonably possible scenario	Remote Scenario
Dollar/Real	Assets	6,771	254	1,354	2,708
	Liabilities	(98,351)	(3,690)	(19,670)	(39,340)
	Exchange rate - Cross currency swap	(624)	(23)	(125)	(250)
	Cash flow hedge on exports	65,472	2,456	13,094	26,189
	Total	(26,732)	(1,003)	(5,347)	(10,693)

Euro/Dollar	Assets	1,361	43	272	544
	Liabilities	(2,410)	(77)	(482)	(964)
	Total	(1,049)	(34)	(210)	(420)

Pound/Dollar	Assets	1,577	12	315	631
	Liabilities	(3,069)	(23)	(614)	(1,228)
	Total	(1,492)	(11)	(299)	(597)

Pound/Real	Assets	1	−	−	−
	Liabilities	(28)	(1)	(6)	(11)
	Total	(27)	(1)	(6)	(11)

Euro/Real	Assets	4	−	1	2
	Liabilities	(11)	(1)	(2)	(5)
	Total	(7)	(1)	(1)	(3)

Peso/Dollar	Assets	27	(14)	(5)	(8)
	Total	27	(14)	(5)	(8)
Total at June 30, 2023		(29,280)	(1,064)	(5,868)	(11,732)

(1)	At June 30, 2023, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 3.75% depreciation of the Real; Euro x Dollar: a 3.1% appreciation of the Euro; Pound Sterling x U.S. Dollar: a 0.72% appreciation of the Pound Sterling; Real x Euro: a 6.9% depreciation of the Real; Real x Pound Sterling - a 4.5% depreciation of the Real; and Peso x U.S. Dollar - a 95.6% depreciation of the Peso. Source: Focus and Thomson Reuters.

27.4.	Interest rate risk management

The Company considers that interest rate risk does not create a significant exposure and therefore, preferably does not use derivative financial instruments to manage interest rate risk, except for specific situations faced by certain subsidiaries of Petrobras.

The sensitivity analysis of interest rate risk presented in the table below is carried out for a twelve-month term. Amounts referring to reasonably possible and remote scenarios mean the total floating interest expense if there is a variation of 40% and 80% in these interest rates, respectively, maintaining all other variables constant.

The following table presents the amounts to be disbursed by Petrobras with the payment of interest related to debts with floating interest rates at June 30, 2023:

Risk	Probable Scenario (1)	Reasonably possible scenario	Remote Scenario
LIBOR 3M	12	16	19
LIBOR 6M	603	845	1,086
SOFR 3M (2)	91	118	146
SOFR 6M (2)	17	24	31
CDI	112	157	202
TJLP	56	79	101
IPCA	78	110	141
	969	1,349	1,726

(1)	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.
(2)	It represents the Secured Overnight Financing Rate.

27.5.	Liquidity risk management

The possibility of a shortage of cash to settle the Company’s obligations on the agreed dates is managed by the Company. The Company mitigates its liquidity risk by defining reference parameters for treasury management and by periodically analyzing the risks associated to the projected cash flow, quantifying its main risks through Monte Carlo simulations. These risks include oil prices, exchange rates, gasoline and diesel international prices, among others. In this way, the Company is able to predict cash needs for its operational continuity and for the execution of its strategic plan.

In this context, even these unaudited condensed consolidated interim financial statements presenting negative net working capital, the Company does not believe it presents liquidity risk.

Additionally, the Company maintains revolving credit facilities contracted as a liquidity reserve to be used in adverse scenarios (see note 24.5). The Company regularly assesses market conditions and may enter into transactions to repurchase its own securities or those of its subsidiaries, through a variety of means, including tender offers, make whole exercises and open market repurchases, in order to improve its debt repayment profile and cost of debt.

27.6.	Fair value of financial assets and liabilities

	Level I	Level II	Level III	Total fair value recorded
Assets
Interest rate derivatives	-	61	-	61
Balance at June 30, 2023	-	61	-	61
Balance at December 31, 2022	−	−	−	−

Liabilities
Foreign currency derivatives	-	(20)	-	(20)
Commodity derivatives	(12)	(2)	-	(14)
Balance at June 30, 2023	(12)	(22)	-	(34)
Balance at December 31, 2022	(40)	(81)	−	(121)

The fair value of other financial assets and liabilities is presented in the respective notes: 3 – Marketable securities; 9 – Trade and other receivables; and 24 – Finance debt (estimated amount).

The fair values of cash and cash equivalents, current debt and other financial assets and liabilities are equivalent or do not differ significantly from their carrying amounts.